Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of March 31, 2022 and 2021:

	As of March 31,	As of March 31,
	2022	2021
Buildings	$15,345,997	$12,813,510
Machinery	1,918,918	2,867,046
Furniture, fixture and electronic equipment	179,667	231,929
Vehicles	176,606	147,132
Total property plant and equipment, at cost	17,621,188	16,059,617
Less: accumulated depreciation	(6,374,373)	(5,545,586)
Property, plant and equipment, net	$11,246,815	$10,514,031

As of March 31, 2022 and 2021, the Company pledged its building with a carrying value of approximately $2.1 million and $5.1 million, respectively, as the collateral for short-term bank loans (see Note 10).

Depreciation expense was $1,553,399, $849,454 and $674,247 for the years ended March 31, 2022, 2021 and 2020, respectively. Depreciation allocated as manufacturing overhead to inventories was $621,654, $589,610 and $555,636 for the years ended March 31, 2022, 2021 and 2020, respectively.

The carrying amount of disposed property, plant and equipment recognized for the year ended March 31, 2022 and 2021 were amounted to $505,969 and $0, respectively.